Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt
8. Long-Term Debt
The Company’s debt consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Term loans	611,366	$539,247
Less: unamortized debt issuance costs	(9,264)	(3,769)

Total net debt	602,102	535,478
Less: current portion	(6,028)	(6,896)

Long-term debt	$596,074	$528,582

The Company’s long-term debt at September 30, 2024 consisted of borrowings under its Credit Agreement, dated as of October 2, 2017, as amended from time to time (the Credit Agreement).
On May 3, 2024, the Company used a portion of the net proceeds from its IPO to voluntarily repay $284.6 million of aggregate principal amount of term loans under its Credit Agreement plus accrued interest of $0.3 million. The Company wrote off $0.8 million in unamortized debt issuance costs and expensed $0.8 million in refinancing costs associated with the amendment of the Credit Agreement. These charges are included in refinancing costs in the Condensed Consolidated Statements of Operations during the three and six months ended June 30, 2024.
On May 10, 2024, the Credit Agreement was amended to extend the maturity date to May 10, 2030 from April 2, 2026 and reduce the applicable margin by between 2.0 and 2.5 percentage points based on the Company’s leverage ratio. At the Company’s election, interest on loans will accrue at the SOFR rate plus the applicable margin of 4.75% or at the base rate plus the applicable margin of 3.75% as long as the Company maintains a leverage ratio of less than 5.5 to 1. The Company also increased the existing availability under its delayed draw term loan commitment to $100 million, which terminates if not drawn upon by May 10, 2026. In addition, the existing revolving line of credit under the Credit Agreement was replaced with a new revolving credit commitment of $50 million. The unused portion of the revolving line of credit carries a commitment fee of 0.375%. Loans outstanding under the revolving line of credit, if any, mature on May 10, 2029.
On August 26, 2024, the Credit Agreement was amended to make available to the Company an incremental term loan in an aggregate principal amount equal to $360 million for purposes of (i) paying a portion of the consideration payable by it pursuant to the terms of that certain purchase agreement (the “Purchase Agreement”)

pursuant to which the Company agreed to purchase from AAI Parent all the issued and outstanding equity interests of AAI, (ii) paying fees and expenses incurred in connection with the foregoing, and (iii) otherwise to fund working capital and general corporate purposes.
The Company capitalized approximately $7.2 million and $8.1 million in debt issuance costs associated with the amendments during the three and nine months ended September 30, 2024, respectively.
At September 30, 2024, there was $611.4 million outstanding under the Credit Agreement, and there remained availability of $100.0 million in delayed draw term loan commitments and $50.0 million in revolving line of credit.
The Credit Agreement requires the maintenance of a quarterly leverage ratio. There are also certain non-financial
covenants in place limiting us from, among other things, incurring other indebtedness, creating any liens on our properties, entering into merger or consolidation transactions, disposing of all or substantially all of our assets and payment of certain dividends and distributions. The Company was in compliance with all financial and non-financial
covenants of the Credit Agreement as of September 30, 2024.
The Credit Agreement requires mandatory prepayments of the principal amount if there is excess cash flow, as defined, during a calendar year. The Credit Agreement permits voluntary principal prepayments, in whole or in part, at no premium.

8. Long-Term Debt
The Company’s debt consisted of the following (in thousands):

	December 31,
	2023	2022
Term loans	$539,247	$492,317
Less: unamortized debt issuance costs	(3,769)	(5,292)

Total net debt	$535,478	$487,025

The Company’s long-term debt at December 31, 2023 consisted of borrowings under its Eleventh Amended and Restated Credit Agreement (the Credit Agreement), originally entered into on October 2, 2017. The Credit Agreement is secured by substantially all of the assets of Loar Group.
On April 1, 2022, the Company amended the Credit Agreement to provide for an additional commitment of $100.0 million in term loans (Delayed Draw Term Loans). The proceeds of the $100.0 million Delayed Draw Term Loans are intended to fund the ongoing working capital and other general corporate activity (including any transaction not prohibited by the Credit Agreement). On March 26, 2024, the Credit Agreement was amended to extend the termination date of the commitment on the Delayed Draw Term Loans (Delayed Draw Term Loan Commitment) by nine months, extending it from April 1, 2024 to December 31, 2024. During 2022, the Company also amended the Credit Agreement to provide for an additional commitment of up to $145.0 million in Incremental Term Loans for the acquisition of SCHROTH.
On April 28, 2023, the Company borrowed $20.0 million of available Delayed Draw Term Loans to finance the acquisition of DAC.
On June 30, 2023, the Company amended the Credit Agreement to extend the maturity date by eighteen months, extending it from
October 2, 2024
to
April 2, 2026
. In addition, the London Interbank Offered Rate (LIBOR) Rate was replaced with Adjusted Term Secured Overnight Financing Rate (SOFR) as an election in which borrowings under the Credit Agreement accrue interest at the SOFR rate plus a margin of 7.25%.
On August 30, 2023, the Company borrowed $33.0 million of available Delayed Draw Term Loans to finance the acquisition of CAV.
At December 31, 2023, there was approximately $539.2 million outstanding under the Credit Agreement, and there remained available $47.0 million in a Delayed Draw Term Loan Commitment and a $20.0 million Revolving Line of Credit (Revolving Loan). Outstanding term loans and Delayed Draw Term Loans mature on April 2, 2026. The Revolving Loan matures on April 2, 2025.
Borrowings under the term loans, the Delayed Draw Term Loans and the Revolving Loan may be designated as a SOFR rate loan or Base rate loan at the option of the borrower. The interest rate on the SOFR rate loans accrue interest at the SOFR rate plus a margin of 7.25%. The interest rate on the Base rate loans accrue interest at the Base rate plus a margin of 6.25%. Interest is paid every one, two, three or six months at the option of the Company. The unused portion of the Revolving Line of Credit carries a commitment fee of 0.50%.
The Credit Agreement requires the maintenance of a quarterly leverage ratio. There are also certain non-financial
covenants in place limiting Loar Group, from among other things, incurring other indebtedness, creating any liens on its properties, entering into merger or consolidation transactions, disposing of all or substantially all of its assets and payment of certain dividends and distributions.
The Credit Agreement requires mandatory prepayments of the principal amount if there is excess cash flow, as defined, during a calendar year (commencing with the two-fiscal
quarter-period beginning on July 1, 2022 and ending December 31, 2022).
The Credit Agreement permitted voluntary principal prepayments, in whole or in part, at a premium of 3.0% of the amount prepaid during the first year of the agreement, declining evenly to no
premium after October 4, 2021. No voluntary prepayments were made under the Credit
Agreement
.

The Company paid approximately $
1.1
 million of debt issuance costs for the year ended December 31, 2023. The unamortized balance of deferred debt issuance costs was approximately $3.8 million as of December 31, 2023, and has been recorded as a reduction to the outstanding short-term and long-term debt on the Company’s consolidated balance sheet.
The weighted average interest rate for all outstanding loans under the Credit Agreement was 12.7% at December 31, 2023. The annual effective interest rate under the Credit Facility was 12.7% at December 31, 2023.
As of December 31, 2023, the minimum scheduled principal payments on indebtedness were as follows (in thousands):

2024	$6,945
2025	6,945
2026	525,357

Total	$539,247